Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.58%
Aerospace & Defense–3.67%
Lockheed Martin Corp.	157,090	$65,005,413
Raytheon Technologies Corp.	784,312	73,105,721
		138,111,134
Air Freight & Logistics–1.43%
United Parcel Service, Inc., Class B(b)	276,532	53,893,321
Asset Management & Custody Banks–1.34%
State Street Corp.	710,992	50,508,872
Automobile Manufacturers–0.60%
Bayerische Motoren Werke AG (Germany)	278,094	22,609,996
Biotechnology–1.29%
AbbVie, Inc.	337,682	48,460,744
Cable & Satellite–2.04%
Comcast Corp., Class A	2,046,059	76,768,134
Construction Machinery & Heavy Trucks–1.00%
Caterpillar, Inc.	190,831	37,832,246
Diversified Banks–4.25%
Bank of America Corp.	2,611,337	88,289,304
JPMorgan Chase & Co.	623,229	71,895,697
		160,185,001
Electric Utilities–2.79%
Entergy Corp.(b)	335,914	38,673,779
Exelon Corp.	930,066	43,238,768
Portland General Electric Co.(b)	449,023	23,052,841
		104,965,388
Electrical Components & Equipment–2.28%
ABB Ltd. (Switzerland)	1,598,685	48,644,515
Emerson Electric Co.	413,137	37,211,250
		85,855,765
Electronic Manufacturing Services–0.86%
TE Connectivity Ltd. (Switzerland)	242,367	32,411,739
Food Distributors–0.57%
Sysco Corp.	253,511	21,523,084
Gas Utilities–1.26%
National Fuel Gas Co.(b)	656,904	47,520,435
General Merchandise Stores–1.33%
Target Corp.	306,623	50,096,066
Gold–0.65%
Newmont Corp.	541,643	24,525,595
Health Care Equipment–3.23%
Becton, Dickinson and Co.	220,787	53,940,472
Medtronic PLC	733,238	67,839,180
		121,779,652
Shares		Value
Health Care Services–1.99%
CVS Health Corp.	782,246	$74,845,297
Home Improvement Retail–1.07%
Lowe’s Cos., Inc.	210,368	40,291,783
Hypermarkets & Super Centers–2.13%
Walmart, Inc.	606,101	80,035,637
Industrial Machinery–2.29%
Parker-Hannifin Corp.	141,660	40,952,490
Snap-on, Inc.(b)	135,877	30,443,242
Stanley Black & Decker, Inc.(b)	152,580	14,850,611
		86,246,343
Integrated Oil & Gas–5.81%
Chevron Corp.	582,420	95,388,748
Exxon Mobil Corp.	1,272,925	123,384,620
		218,773,368
Integrated Telecommunication Services–3.77%
AT&T, Inc.	2,061,697	38,718,669
Deutsche Telekom AG (Germany)	2,539,844	48,046,907
Verizon Communications, Inc.	1,194,022	55,151,876
		141,917,452
Investment Banking & Brokerage–1.24%
Morgan Stanley	554,290	46,726,647
IT Consulting & Other Services–2.53%
Cognizant Technology Solutions Corp., Class A	827,180	56,215,153
International Business Machines Corp.	297,984	38,973,327
		95,188,480
Managed Health Care–3.45%
UnitedHealth Group, Inc.	239,215	129,735,863
Multi-line Insurance–1.75%
Hartford Financial Services Group, Inc. (The)	1,024,327	66,038,362
Multi-Utilities–3.46%
Dominion Energy, Inc.(b)	866,848	71,064,199
Public Service Enterprise Group, Inc.	901,720	59,215,952
		130,280,151
Oil & Gas Exploration & Production–1.43%
ConocoPhillips	552,638	53,843,520
Oil & Gas Storage & Transportation–1.56%
Enbridge, Inc. (Canada)	1,309,497	58,810,021
Packaged Foods & Meats–3.10%
Kraft Heinz Co. (The)	1,588,058	58,488,176
Nestle S.A.	474,158	58,236,670
		116,724,846
Paper Packaging–0.69%
Sonoco Products Co.(b)	410,222	26,044,995

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Pharmaceuticals–10.43%
AstraZeneca PLC (United Kingdom)	249,868	$32,845,137
Bristol-Myers Squibb Co.	664,440	49,022,383
Eli Lilly and Co.	138,923	45,801,524
Johnson & Johnson	801,940	139,954,569
Merck & Co., Inc.	1,397,934	124,891,424
		392,515,037
Property & Casualty Insurance–3.63%
Chubb Ltd.	374,968	70,733,964
Travelers Cos., Inc. (The)	415,306	65,909,062
		136,643,026
Regional Banks–5.60%
Cullen/Frost Bankers, Inc.(b)	394,740	51,474,096
Fifth Third Bancorp	1,456,349	49,690,628
M&T Bank Corp.(b)	395,280	70,142,436
Regions Financial Corp.	1,866,283	39,527,874
		210,835,034
Restaurants–3.25%
McDonald’s Corp.	363,912	95,843,504
Starbucks Corp.	313,195	26,552,672
		122,396,176
Semiconductor Equipment–0.74%
Lam Research Corp.	55,356	27,706,232
Semiconductors–2.89%
Analog Devices, Inc.(b)	297,218	51,109,607
Broadcom, Inc.	40,915	21,909,164
Microchip Technology, Inc.(b)	518,968	35,736,137
		108,754,908
Soft Drinks–1.79%
Coca-Cola Co. (The)	1,052,141	67,515,888
Specialized REITs–2.58%
Crown Castle, Inc.	288,889	52,190,687
Shares		Value
Specialized REITs–(continued)
Weyerhaeuser Co.	1,233,317	$44,794,073
		96,984,760
Specialty Chemicals–0.81%
DuPont de Nemours, Inc.	498,745	30,538,156
Total Common Stocks & Other Equity Interests (Cost $2,867,926,689)		3,636,439,154
Money Market Funds–3.32%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d)	35,778,563	35,778,563
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(c)(d)	48,091,814	48,091,814
Invesco Treasury Portfolio, Institutional Class, 1.66%(c)(d)	40,889,786	40,889,786
Total Money Market Funds (Cost $124,752,161)		124,760,163
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $2,992,678,850)		3,761,199,317
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.82%
Invesco Private Government Fund, 1.77%(c)(d)(e)	40,289,550	40,289,550
Invesco Private Prime Fund, 1.89%(c)(d)(e)	103,601,700	103,601,700
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $143,891,250)		143,891,250
TOTAL INVESTMENTS IN SECURITIES–103.72% (Cost $3,136,570,100)		3,905,090,567
OTHER ASSETS LESS LIABILITIES—(3.72)%		(140,007,878)
NET ASSETS–100.00%		$3,765,082,689
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,903,201	$25,490,348	$(21,614,986)	$-	$-	$35,778,563	$152,634
Invesco Liquid Assets Portfolio, Institutional Class	45,313,620	18,207,391	(15,439,275)	11,470	(1,392)	48,091,814	135,352
Invesco Treasury Portfolio, Institutional Class	36,460,801	29,131,827	(24,702,842)	-	-	40,889,786	108,493
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,993,699	$133,886,905	$(104,591,054)	$-	$-	$40,289,550	$88,884*
Invesco Private Prime Fund	25,651,965	291,397,189	(213,445,192)	-	(2,262)	103,601,700	264,509*
Total	$150,323,286	$498,113,660	$(379,793,349)	$11,470	$(3,654)	$268,651,413	$749,872

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,426,055,929	$210,383,225	$—	$3,636,439,154
Money Market Funds	124,760,163	143,891,250	—	268,651,413
Total Investments	$3,550,816,092	$354,274,475	$—	$3,905,090,567
Invesco Dividend Income Fund